Commitments and Contingencies (Details Narrative)					9 Months Ended		12 Months Ended
	Sep. 02, 2020	Jun. 16, 2020 CAD ($)	Jun. 02, 2020	May 15, 2019 CAD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Accrued expense payable | $					$ 569,471		$ 417,302	$ 70,493
Reverse Split [Member]
Shares issued for services					96,029	236,051	1,162,577	4,800,000
Technology and Attendant Intellectual Property Rights [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset								25,000,000
Technology and Attendant Intellectual Property Rights [Member] | Reverse Split [Member] | Common Class A Shares [Member]
Shares issued as consideration for purchase of asset								5,263,158
Consulting Services [Member] | Common Class A Shares [Member]
Shares issued for services								500,000
Consulting Services [Member] | Reverse Split [Member] | Common Class A Shares [Member]
Shares issued for services								105,263
Engagement Agreement [Member] | Underwriter [Member]
Proceeds from sale of equity and equity derivatives | $		$ 35,000,000
Percentage of underwriting discount on gross proceeds		8.00%
Engagement Agreement [Member] | Underwriter [Member] | Over-Allotment Option [Member]
Percentage of additional shares to be sold		15.00%
Financial Advisory Agreement [Member] | Underwriter [Member]
Percentage of shares issued as consideration	2.00%		1.00%
Percentage of transaction fee payable in cash			5.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Public Equity Placement [Member]
Percentage of financing fee payable in cash			8.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Private Placement [Member]
Percentage of financing fee payable in cash			9.00%
Financial Advisory Agreement [Member] | Underwriter [Member] | Debt Placement [Member]
Percentage of financing fee payable in cash			7.00%
Licensing [Member] | HydroHaus Horticulture Inc [Member]
Loss contingency | $				$ 130,000
Accrued expense payable | $				$ 100,000